Retirement Plans (Textual) (Detail) $ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) Payment	Jun. 30, 2016 USD ($)	Sep. 30, 2016 USD ($) Payment	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Asset Retirement Obligation Disclosure [Abstract]
Employer matching contributions			$ 194	$ 198
Number of payments to be made to settle defined benefit obligations | Payment	2		2
Portion of each payment	50.00%		50.00%
Defined benefit plan, actuarial gain (loss)		$ 41	$ (18)	12
Pension obligation	$ 0		$ 1,046	$ 1,062	$ 1,109